Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	8 Months Ended	12 Months Ended		16 Months Ended	24 Months Ended	28 Months Ended	36 Months Ended	40 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	88 Months Ended	96 Months Ended	100 Months Ended	108 Months Ended	112 Months Ended	120 Months Ended
	Mar. 12, 2025	Jun. 24, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000008015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			$ 10,000				$ 10,423.55792		$ 11,425.65653		$ 11,388.42196		$ 12,748.09328		$ 13,498.80076		$ 15,331.07508		$ 12,775.79637		$ 13,342.05073		$ 15,811.94805		$ 17,780.90994
C000008016 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,354.45		12,312.85		12,324.29		13,845.72		14,641.07		18,988.23		15,394.93		16,631.75		21,176.31		25,241.83
C000008017 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,442.4979185365		10,977.0856428214		10,907.723991353		12,173.4799469257		12,855.072358512		13,633.9744317706		11,509.022582753		11,799.1378407918		13,487.137857772		14,698.1793002427
C000008018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,395.62162		11,865.52274		11,855.72288		13,302.38928		14,085.80843		17,097.17705		14,053.38859		14,933.2508		18,348.90427		21,248.92832
C000008019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,368		12,127		12,192		13,743		15,358		19,278		15,216		16,165		20,056		22,912
C000008020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,131.0241295317		12,531.667371304		11,440.7683389264		12,696.7903048601		12,451.1528988654		16,242.8331815569		12,231.2583971777		13,733.8708689986		16,936.7355855609		21,118.0951178058
C000094038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ETF Shares Net Asset Value
Accumulated Value			10,000				10,139		12,548		11,466		12,739		12,500		16,332		12,308		13,841		17,077		21,317
C000094037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Admiral Shares
Accumulated Value			10,000				10,140		12,547		11,464		12,734		12,489		16,309		12,289		13,806		17,028		21,251
C000094036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			5,000,000				5,069,613.803		6,275,047.354		5,735,634.497		6,372,086.895		6,251,658.833		8,165,615.15		6,154,354.36		6,918,219.085		8,535,070.785		10,654,223.05
C000094039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Plus Shares
Accumulated Value			100,000,000				101,422,118.150424		125,559,558.68195		114,783,126.425866		127,525,085.31532		125,129,176.958832		163,456,187.495986		123,197,332.69152		138,511,783.252597		170,891,889.844568		213,335,907.54778
C000170278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Select Shares
Accumulated Value		$ 3,000,000,000		$ 3,254,477,016				$ 4,029,893,333		$ 3,684,892,707		$ 4,094,841,383		$ 4,019,197,706		$ 5,251,654,284		$ 3,959,301,848		$ 4,452,162,184		$ 5,494,761,237		$ 6,860,365,593
C000257760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value	$ 10,000,000				$ 10,513,984
Bloomberg U S Aggregate Bond C000008015 Index [Member]
Account Value [Line Items]
Accumulated Value							10,437.04962		10,531.22124		10,314.96906		11,502.15401		12,213.82794		12,155.44698		10,249.16751		10,285.65077		11,370.40243		12,070.7208
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437.0496158052		10,531.2212380917		10,314.9690560647		11,502.1540133048		12,213.8279376108		12,155.4469767628		10,249.1675136423		10,285.6507665044		11,370.4024327032		12,070.7208018489
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000				10,420.70809		12,917.34117		13,764.73126		15,608.31859		17,167.29922		24,733.11968		20,542.34107		22,266.69417		30,726.75996		37,149.85389
Dow Jones U S Total Stock Market Float Adjusted C000008016 Index [Member]
Account Value [Line Items]
Accumulated Value							10,420.71		12,917.34		13,764.73		15,608.32		17,167.3		24,733.12		20,542.34		22,266.69		30,726.76		37,149.85
Dow Jones U S Total Stock Market Float Adjusted C000008019 Index [Member]
Account Value [Line Items]
Accumulated Value							10,421		12,917		13,765		15,608		17,167		24,733		20,542		22,267		30,727		37,150
Conservative Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Growth Composite Index
Accumulated Value			10,000				10,442.65023		11,458.89967		11,442.42557		12,834.12235		13,689.93773		15,557.14522		13,020.59641		13,634.37077		16,195.50487		18,227.19592
Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Composite Index
Accumulated Value			10,000				10,367.01		12,337.64		12,387.49		13,958.14		14,864.41		19,325.28		15,764.82		17,076.04		21,832.22		26,048.34
Income Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Income Composite Index
Accumulated Value			10,000				10,467.9505398547		11,026.3370229504		10,971.5587950734		12,264.3512209445		13,028.0217992179		13,830.3108474027		11,700.5975961707		12,034.7305071664		13,770.0146745078		15,024.8176599208
Moderate Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Moderate Growth Composite Index
Accumulated Value			10,000				10,408.9841		11,896.25295		11,914.89774		13,399.68313		14,305.25583		17,392.64325		14,381.21773		15,321.09704		18,885.14303		21,885.85662
STAR Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						STAR Composite Index
Accumulated Value			10,000				10,376		11,926		12,041		13,508		14,533		17,952		15,036		16,069		20,011		23,349
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE Global All Cap ex US Index
Accumulated Value		$ 3,000,000,000	10,000	$ 3,243,356,382			10,092.4700247766	$ 4,006,086,352	12,465.8846148633	$ 3,673,964,384	11,432.4086068845	$ 4,084,869,644	12,711.0374501804	$ 3,999,031,251	12,443.9309997113	$ 5,237,011,584	16,296.1994327945	$ 3,946,164,128	12,279.4224495802	$ 4,416,862,161	13,744.1106405202	$ 5,496,710,455	17,104.3138550817	$ 6,847,392,643	21,307.2807462142
FTSE Global All Cap ex US C000094036 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,046,235.012		6,232,942.307		5,716,204.303		6,355,518.725		6,221,965.5		8,148,099.716		6,139,711.225		6,872,055.32		8,552,156.927		10,653,640.37
FTSE Global All Cap ex US C000094039 Index [Member]
Account Value [Line Items]
Accumulated Value			$ 100,000,000				100,924,700.247766		124,658,846.148633		114,324,086.068845		127,110,374.501804		124,439,309.997113		162,961,994.327945		122,794,224.495802		137,441,106.405202		171,043,138.550817		213,072,807.462142
FTSE Global All Cap ex US C000094038 Index [Member]
Account Value [Line Items]
Accumulated Value							$ 10,092		$ 12,466		$ 11,432		$ 12,711		$ 12,444		$ 16,296		$ 12,279		$ 13,744		$ 17,104		$ 21,307
Bloomberg U S Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
Accumulated Value	$ 10,000,000				$ 10,489,959